Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net	$ 201,934	$ 157,036
United States [Member]
Property, plant and equipment, net	101,272	106,899
Europe and Middle East [Member]
Property, plant and equipment, net	94,890	46,239
Asia Pacific [Member]
Property, plant and equipment, net	5,030	3,805
Other [Member]
Property, plant and equipment, net	742	93
Israel [Member]
Property, plant and equipment, net	$ 77,000	$ 31,500